Investment in Joint Venture (Notes)	9 Months Ended
Sep. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

3.	Investment in Joint Venture
On February 13, 2017, the company, through a Dutch subsidiary, and i-team Global, a Future Cleaning Technologies, B.V. company headquartered in The Netherlands, announced the January 1, 2017 formation of i-team North America B.V., a joint venture that will operate as the distributor of the i-mop in North America. We began selling and servicing the i-mop in the second quarter of 2017. We own a 50% ownership interest in the joint venture, which is accounted for under the equity method of accounting, with our proportionate share of income or loss presented as a component of Other Expense, Net on the Condensed Consolidated Statements of Operations.
As of September 30, 2017, the carrying value of the company's investment in the joint venture was $66. In March 2017, we issued a $1,500 loan to the joint venture and, as a result, recorded a long-term note receivable in Other Assets on the Condensed Consolidated Balance Sheets.